Fees Summary	May 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,249,577,000.00
Previously Paid Amount	0.00
Total Fee Amount	191,310.24
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 191,310.24
Narrative - Max Aggregate Offering Price	$ 1,249,577,000.00
Final Prospectus	true